Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Total revenue	$ 35,754	$ 6,123	$ 62,993	$ 13,937	$ 20,114	$ 4,439
OPERATING COSTS AND EXPENSES
Selling, general, and administrative expenses	5,446	1,493	12,017	4,131	5,581	5,833
Merger and other costs (Note 4)	29,847	0	31,095	0
Depreciation and amortization	2,667	1,064	5,531	3,227	4,564	1,679
Total operating costs and expenses	47,619	6,629	67,689	16,039
Loss from operations	(11,865)	(506)	(4,696)	(2,102)	(2,631)	(7,973)
OTHER INCOME (EXPENSE), NET:
Impairment loss on digital assets						(100)
Interest expense, net	(1,009)	0	(1,377)	0	(91)
Interest expense—related party	0	0	(22)	(540)	(573)	(673)
Gain on sale of digital assets	18	36	159	11	123
Gain (loss) on environmental trust liability					(230)	241
Other (expense) income, net	(29)	181	(23)	165	112	30
Total other (expense) income, net	(1,020)	217	(1,263)	(364)	(659)	(502)
LOSS BEFORE INCOME TAXES	(12,885)	(289)	(5,959)	(2,466)
Benefit for income taxes	(4,989)	0	(2,860)	0	0	0
NET LOSS AND TOTAL COMPREHENSIVE LOSS	$ (7,896)	(289)	$ (3,099)	(2,466)	(3,290)	(8,475)
Loss per share:
Basic	$ (0.28)		$ (0.13)
Diluted	$ (0.28)		$ (0.13)
Cryptocurrency Mining [Member]
REVENUE:
Total revenue	$ 31,156	3,043	$ 54,217	8,673	13,016	410
OPERATING COSTS AND EXPENSES
Cost of revenue	5,974	1,027	11,504	2,966	4,465	94
Power and Capacity [Member]
REVENUE:
Total revenue	3,077	3,080	7,255	5,264	7,098	4,029
OPERATING COSTS AND EXPENSES
Cost of revenue	2,831	3,045	6,688	5,715	$ 8,135	$ 4,806
Service and Other
REVENUE:
Total revenue	1,521	0	1,521	0
OPERATING COSTS AND EXPENSES
Cost of revenue	$ 854	$ 0	$ 854	$ 0